GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 234,161	$ 221,102
Additions	290,420	1,098
Disposals	(414)
Foreign exchange impact	(12,834)	11,961
Goodwill at end of period	511,333	234,161
Fresh fruit
Goodwill [Roll Forward]
Goodwill at beginning of period	0	0
Additions	274,048	0
Disposals	0
Foreign exchange impact	0	0
Goodwill at end of period	274,048	0
Diversified Fresh Produce - EMEA
Goodwill [Roll Forward]
Goodwill at beginning of period	133,575	120,866
Additions	16,372	1,031
Disposals	(414)
Foreign exchange impact	(8,907)	11,678
Goodwill at end of period	140,626	133,575
Diversified Fresh Produce - Americas & ROW
Goodwill [Roll Forward]
Goodwill at beginning of period	100,586	100,236
Additions	0	67
Disposals	0
Foreign exchange impact	(3,927)	283
Goodwill at end of period	96,659	100,586
Fresh Vegetables
Goodwill [Roll Forward]
Goodwill at beginning of period	0	0
Additions	0	0
Disposals	0
Foreign exchange impact	0	0
Goodwill at end of period	$ 0	$ 0